Fair value measurement (Details 2) - Wealth management products - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term investments
Gross unrealized gains	¥ 627,000	¥ 23,755,000
Impairment charges	¥ 0	¥ 0	¥ 0